Risk management and financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management and financial instruments
Loans and financing, Book value	R$ 166,834	R$ 208,138	R$ 98,975
Trade and other payables, Book value	265,820	145,360
Lease liabilities, Book value	4,816	R$ 4,258	R$ 2,758
Liquidity risk [member]
Risk management and financial instruments
Loans and financing, Book value	166,834
Trade and other payables, Book value	265,820
Liabilities from acquisitions for book value	351,630
Lease liabilities, Book value	4,816
Non-derivative financial liabilities, Book value	789,100
Loans and financing, Contractual cash flow	181,902
Trade and other payables, Contractual cash flow	265,820
Liabilities from acquisitions for contractual cash flow	351,630
Lease liabilities, Contractual cash flow	4,816
Non-derivative financial liabilities, Contractual cash flow	804,168
Liquidity risk [member] | Up to 12 Months
Risk management and financial instruments
Loans and financing, Contractual cash flow	98,995
Trade and other payables, Contractual cash flow	264,728
Liabilities from acquisitions for contractual cash flow	60,778
Lease liabilities, Contractual cash flow	1,992
Non-derivative financial liabilities, Contractual cash flow	426,493
Liquidity risk [member] | 1-2 years
Risk management and financial instruments
Loans and financing, Contractual cash flow	73,520
Trade and other payables, Contractual cash flow	1,092
Liabilities from acquisitions for contractual cash flow	267,963
Lease liabilities, Contractual cash flow	2,824
Non-derivative financial liabilities, Contractual cash flow	345,399
Liquidity risk [member] | 2-3 Years
Risk management and financial instruments
Loans and financing, Contractual cash flow	9,387
Liabilities from acquisitions for contractual cash flow	22,889
Non-derivative financial liabilities, Contractual cash flow	R$ 32,276